Other Income (Expense) - Additional Information (Detail) $ / shares in Units, € in Thousands, $ in Millions					12 Months Ended
	Dec. 21, 2018 EUR (€)	Dec. 21, 2018 USD ($)	Dec. 20, 2018 USD ($) $ / shares shares	Dec. 20, 2016 EUR (€) $ / shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)		Dec. 20, 2016 USD ($)
Disclosure of deferred tax assets notional interest [line items]
Finance cost | €					€ 4		€ 30,335	[1]	€ 19,644	[1]
Incyte share subscription agreement [member]
Disclosure of deferred tax assets notional interest [line items]
Purchase price per common share | $ / shares				$ 25.0
Total derivative asset				$ 31,400							$ 32.6
Regeneron Subscription Agreement [member]
Disclosure of deferred tax assets notional interest [line items]
Common shares issued | shares			600,000		600,000	600,000
Purchase price per common share | $ / shares			$ 25			$ 25.0
Aggregate purchase price	€ 13,100	$ 15.0	$ 15.0		€ 13,100	$ 15.0
Aggregate value of common shares					6,000	6.9
Gain on litigation settlement					€ 7,100	$ 8.1
IAS 39 [member] | Incyte share subscription agreement [member]
Disclosure of deferred tax assets notional interest [line items]
Finance cost | €							€ 10,700		€ 19,200

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.